Expenses for shipping activities and other expenses from operating activities - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Mar. 31, 2022 vessel	Dec. 15, 2021 vessel	Jan. 01, 2019 vessel
Disclosure of detailed information about property, plant and equipment [line items]
Charter hire expense | $	$ 9,750,000	$ 7,954,000	[1]	$ 604,000	[1]
Written off trade debtors | $	0	1,000,000
Bareboat hire
Disclosure of detailed information about property, plant and equipment [line items]
Charter hire expense | $	$ 1,277,000	$ 0		$ 0
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under lease | vessel							4	4
Vessels | Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Number of boras redelivered | vessel							1
Vessels | VLLC Navarin, Neptun, and Nucleus | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about property, plant and equipment [line items]
Number of boras redelivered | vessel						3

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.